Revenue, operating profit and segment analysis - Summary of analysis of revenue by geographical origin (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas
Revenue	£ 9,161	£ 8,553	£ 7,244	£ 7,110	£ 7,874
North America
Disclosure Of Geographical Areas
Revenue	5,325	5,002	4,204
Europe
Disclosure Of Geographical Areas
Revenue	3,117	2,974	2,547
United Kingdom
Disclosure Of Geographical Areas
Revenue	1,703	1,481	1,248
Rest of world
Disclosure Of Geographical Areas
Revenue	£ 719	£ 577	£ 493